Share-Based Payments - Own (Details) - Own - EUR (€) shares in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED PAYMENTS
Matching contribution to employee investment	40.00%
Number of shares purchased	5.3	5.0	1.4
Non-executives
SHARE-BASED PAYMENTS
Subsidy to purchase SAP shares	€ 20